    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2008


                                                            FILE NOS. 333-138258
                                                                       811-21970
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                      /X/
PRE-EFFECTIVE AMENDMENT NO.                 / /
POST-EFFECTIVE AMENDMENT NO. 4              /X/

                     AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 7                             /X/
        (Check Appropriate Box or Boxes)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                           (Exact Name of Registrant)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (Name of Depositor)

               6610 WEST BROAD STREET RICHMOND, VIRGINIA    23230
         (Address of Depositor's Principal Executive Office) (Zip Code)

                                 (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                              HEATHER HARKER, ESQ.
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230
                    (Name and Address of Agent for Service)

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on (date) pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO
                        PROSPECTUS DATED MAY 1, 2008 FOR
                        MODIFIED SINGLE PREMIUM PAYMENT
                      VARIABLE IMMEDIATE ANNUITY CONTRACTS
                                   ISSUED BY
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                  THROUGH ITS
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

PORTFOLIOS NOT AVAILABLE TO NEW CONTRACTS

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares

   BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares

   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- S&P 500-Registered Trademark- Index Fund

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

   MFS-Registered Trademark- Variable Insurance Trust --
   MFS-Registered Trademark- Investors Trust Series -- Service Class Shares

   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

   Rydex Variable Trust -- NASDAQ-100-Registered Trademark- Fund

The table in "The Portfolios" section of your contract prospectus is revised accordingly.

    Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 23, 2008, are incorporated by reference into this Post-Effective Amendment No. 4 to the Registration Statement.


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS

    All required financial statements are included in Part B of this Registration Statement.

    (B) EXHIBITS

(1)(a)        Resolution of Board of Directors of Genworth Life and
              Annuity Insurance Company authorizing the establishment of Genworth Life & Annuity VA Separate Account 3. Previously filed on November 2, 2006 with Pre-Effective Amendment
              No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(2)           Not Applicable.

(3)(a)        Underwriting Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(3)(b)        Dealer Sales Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(4)(a) Form of variable annuity contract. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(5) Form of Application. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(6)(a)        Amended and Restated Articles of Incorporation of Genworth
              Life and Annuity Insurance Company. Previously filed on
              January 3, 2006 with Post-Effective Amendment No. 24 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(6)(b)        By-Laws of Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective
              Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(7)           Not Applicable.

(8)(a)(1)     Fund Participation Agreement between Genworth Life and
              Annuity Insurance Company (the "Company") and AIM Variable
              Insurance Funds. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(8)(a)(2)     Amendment to Fund Participation Agreement between the
              Company and AIM Variable Insurance Funds. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(b)(1)     Fund Participation Agreement between the Company and
              AllianceBernstein Variable Products Series Fund, Inc.
              Previously filed with Post-Effective Amendment No. 21 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(b)(2)     Amendment to Fund Participation Agreement between the
              Company and AllianceBernstein Variable Products Series
              Fund, Inc. Previously filed on April 13, 2007 with
              Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(c)        Form of Fund Participation Agreement between the Company and
              American Century Variable Portfolios II, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account
              3, Registration No. 333-138258.

(8)(d)(1)     Fund Participation Agreement between the Company and
              BlackRock Variable Series Funds, Inc. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(d)(2)     Amendment to Fund Participation Agreement between the
              Company and BlackRock Variable Series Fund, Inc. Previously filed on April 23, 2008 with Post Effective Amendment No. 3 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(8)(e)        Fund Participation Agreement between the Company and
              Columbia Funds Variable Insurance Trust I. Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(f)(1)     Fund Participation Agreement between the Company and Eaton
              Vance Variable Trust. Previously filed with Post-Effective
              Amendment No. 6 to Form N-6 for Genworth Life & Annuity VL
              Separate Account 1, Registration No. 333-72572.

(8)(f)(2)     Amendment to Fund Participation Agreement between the
              Company and Eaton Vance Variable Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(g)        Fund Participation Agreement between the Company and
              Evergreen Variable Annuity Trust. Previously filed with
              Post-Effective Amendment No. 14 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(h)        Fund Participation Agreement between the Company and
              Federated Insurance Series. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(i)(1) Amended and Restated Fund Participation Agreement between the Company, Variable Insurance Products Funds and Fidelity
              Distributors Corporation. Previously filed on April 23, 2008 with Post Effective Amendment No. 3 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(i)(2)     First Amendment to Amended and Restated Fund Participation
              Agreement between the Company, Variable Insurance Products
              Funds and Fidelity Distributors Corporation. Previously filed on April 23, 2008 with Post Effective Amendment No. 3 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(8)(j)        Fund Participation Agreement between the Company and
              Franklin Templeton Variable Insurance Products Trust.
              Previously filed with Post-Effective Amendment No. 22 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-47732.

(8)(k)        Fund Participation Agreement between the Company and GE
              Investments Funds, Inc. Previously filed with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(l)        Form of Fund Participation Agreement between the Company and
              Goldman Sachs Variable Insurance Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(m)        Fund Participation Agreement between the Company and Janus
              Aspen Series. Previously filed with Post-Effective Amendment
              No. 21 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 1, Registration No. 333-31172.

(8)(n)        Form of Fund Participation Agreement between the Company and
              Legg Mason Partners Variable Equity Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(o)        Fund Participation Agreement between the Company and Lord
              Abbett Series Fund, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(p)(1)     Fund Participation Agreement between the Company and MFS
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(p)(2)     Amendment to Fund Participation Agreement between the
              Company and MFS Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(q)(1)     Fund Participation Agreement between the Company and
              Oppenheimer Variable Account Funds. Previously filed with
              Post-Effective Amendment No. 9 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(q)(2)     Amendment to Fund Participation Agreement between the
              Company and Oppenheimer Variable Account Funds. Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(r)(1)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(r)(2)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(s)        Fund Participation Agreement between the Company and The
              Prudential Series Fund. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(t)        Fund Participation Agreement between the Company and Rydex
              Variable Trust. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(8)(u)        Fund Participation Agreement between the Company and Van
              Kampen Life Investment Trust. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(v)        Fund Participation Agreement between the Company and The
              Universal Institutional Funds, Inc. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(9)           Opinion and Consent of Heather C. Harker, Counsel for
              Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2008 with Post Effective Amendment No. 3 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(10)          Consent of Independent Registered Public Accounting Firm.
              Previously filed on April 23, 2008 with Post Effective
              Amendment No. 3 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(11)          Not Applicable.

(12)          Not Applicable.

(13)          Power of Attorney. Previously filed on April 23, 2008 with
              Post Effective Amendment No. 3 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(14)          Power of Attorney for Kelly L. Groh. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz                  Chairperson of the Board, President and Chief Executive Officer

William C. Goings, II(4)          Director and Senior Vice President

Paul A. Haley                     Director, Senior Vice President and Chief Actuary

Victor C. Moses(2)                Director and Vice President

Leon E. Roday(2)                  Director and Senior Vice President

Geoffrey S. Stiff                 Director and Senior Vice President

Brian J. Mason                    Senior Vice President and Chief Compliance Officer

Thomas E. Duffy                   Senior Vice President, General Counsel and Secretary

Kelly L. Groh                     Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)                Senior Vice President and Chief Investment Officer

Christopher J. Grady              Senior Vice President

James D. Atkins(4)                Senior Vice President

Patrick B. Kelleher               Senior Vice President

Thomas M. Stinson                 Senior Vice President

James H. Reinhart                 Senior Vice President

John G. Apostle II                Senior Vice President

Heather C. Harker                 Vice President and Associate General Counsel

Jac J. Amerell                    Vice President and Controller

Gary T. Prizzia(1)                Treasurer

Matthew P. Sharpe                 Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3003 Summer Street, Stamford, Connecticut 06904.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


    There were 42 owners of Qualified Contracts and 40 owners of Non-Qualified Contracts as of August 19, 2008.


ITEM 28.  INDEMNIFICATION

    Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                     * * *

ITEM 29.  PRINCIPAL UNDERWRITER

    (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life and Annuity Insurance Company, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

    (b)

NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Christopher J. Grady.......  6610 W. Broad St.        Director, President and Chief Executive
                             Richmond, VA 23230       Officer
John G. Apostle, II........  6620 W. Broad St.        Director
                             Richmond, VA 23230
Geoffrey S. Stiff..........  6610 W. Broad St.        Director and Senior Vice President
                             Richmond, VA 23230
Patrick B. Kelleher........  6610 W. Broad St.        Senior Vice President
                             Richmond, VA 23230
Victor C. Moses............  601 Union St.            Senior Vice President
                             Suite 2200
                             Seattle, WA 98101

NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Edward J. Wiles, Jr........  3001 Summer St.,         Senior Vice President
                             2nd Floor
                             Standford, CT 06905
Scott E. Wolfe.............  6610 W. Broad St.        Senior Vice President and Chief
                             Richmond, VA 23230       Compliance Officer
Kelly L. Groh..............  6610 W. Broad St.        Chief Financial Officer
                             Richmond, VA 23230
James H. Reinhart..........  6610 W. Broad St.        Vice President
                             Richmond, VA 23230
Michele L. Trampe..........  6610 W. Broad St.        Vice President and Controller
                             Richmond, VA 23230
Gary T. Prizzia............  6620 W. Broad St.        Treasurer
                             Richmond, VA 23230
Gabor Molnar...............  6610 W. Broad St.        Financial & Operations Principal
                             Richmond, VA 23230


                                         (2)
               (1)                 NET UNDERWRITING        (3)             (4)
             NAME OF                DISCOUNTS AND    COMPENSATION ON    BROKERAGE         (5)
      PRINCIPAL UNDERWRITER          COMMISSIONS       REDEMPTION      COMMISSIONS    COMPENSATION
---------------------------------  ----------------  ---------------  -------------   ------------
Capital Brokerage Corporation....  Not Applicable    Not Applicable       10.0%         $194,206

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

    STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

    Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

    STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

    Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

    SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

    Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of August, 2008.


                                               GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                                               (Registrant)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT

                                               GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                               (Depositor)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                NAME                                   TITLE                       DATE
-------------------------------------  -------------------------------------  ---------------
        /s/ *PAMELA S. SCHUTZ          Chairperson of the Board, President    August 29, 2008
------------------------------------     and Chief Executive Officer
          PAMELA S. SCHUTZ

     /s/ *WILLIAM C. GOINGS, II        Director and Senior Vice President     August 29, 2008
------------------------------------
        WILLIAM C. GOINGS, II

         /s/ *PAUL A. HALEY            Director, Senior Vice President and    August 29, 2008
------------------------------------     Chief Actuary
            PAUL A. HALEY

        /s/ *VICTOR C. MOSES           Director and Vice President            August 29, 2008
------------------------------------
           VICTOR C. MOSES

         /s/ *LEON E. RODAY            Director and Senior Vice President     August 29, 2008
------------------------------------
            LEON E. RODAY

       /s/ *GEOFFREY S. STIFF          Director and Senior Vice President     August 29, 2008
------------------------------------
          GEOFFREY S. STIFF

         /s/ * KELLY L. GROH           Senior Vice President and Chief        August 29, 2008
------------------------------------     Financial Officer
            KELLY L. GROH

         /s/ *JAC J. AMERELL           Vice President and Controller          August 29, 2008
------------------------------------
           JAC J. AMERELL




By:          /s/ MATTHEW P. SHARPE         ,    pursuant to Power of Attorney          August 29, 2008
        ------------------------------          executed on March 31, 2008 and on
               MATTHEW P. SHARPE                August 15, 2008.